Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Mar. 26, 2019
Class of Stock [Line Items]
Common stock shares authorized (in shares)	140,000,000	140,000,000	140,000,000
Common stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock shares authorized (in shares)	10,000,000	10,000,000	10,000,000
Preferred stock par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
New Stock Repurchase Program
Class of Stock [Line Items]
Authorized amount				$ 70.0
Shares repurchased (in shares)	500,000	500,000
Shares repurchased (in shares)	500,000
Shares repurchased, value	$ 10.6	$ 10.6
Shares repurchased, value	10.6
Remaining authorized repurchase amount	$ 59.4	59.4
The First Stock Repurchase Program
Class of Stock [Line Items]
Authorized amount		$ 40.0		$ 40.0